Schedule of revenue (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 6,569	$ 8,667	$ 8,825	$ 6,195
Mobility [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,446	5,866	6,510	6,086
Quick Commerce [Member]
Disaggregation of Revenue [Line Items]
Revenue	111	146	92	88
Membership [Member]
Disaggregation of Revenue [Line Items]
Revenue	467	616	606	21
Advertising Initiatives [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,535	2,025	1,617
Others [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 10	$ 14